Cover Page	Jul. 01, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 01, 2024
Entity Registrant Name	PLAYSTUDIOS, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39652
Entity Tax Identification Number	88-1802794
Entity Address, Address Line One	10150 Covington Cross Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	725
Local Phone Number	877-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823878
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of PLAYSTUDIOS, Inc. (the “Company”) that was originally filed with the U.S. Securities and Exchange Commission on July 8, 2024 (the “Original Form 8-K”). The Original Form 8-K reported the acquisition by PLAYSTUDIOS US, LLC (“PSUS”), a wholly owned subsidiary of the Company, and PLAYSTUDIOS International Israel Ltd., a wholly owned subsidiary of PSUS, of substantially all of the assets of Pixode Games Limited (“Pixode”). This Amendment No. 1 on Form 8-K/A amends and restates in its entirety Item 9.01 of the Original Form 8-K to include the financial statements of Pixode and pro forma financial information required by Item 9.01. The remainder of the information contained in the Original Form 8-K is not hereby amended.
Class A common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	MYPS
Security Exchange Name	NASDAQ
Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MYPSW
Security Exchange Name	NASDAQ